Related Party Transactions (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Amounts payable to related party	$ 594	$ 447
Planwise Group Limited [Member]
Statement Line Items [Line Items]
Convertible debt Instrument outstanding	332	$ 310
OKYO Pharma Ltd [Member]
Statement Line Items [Line Items]
Payroll and rent charged	28
Short trem loan facility	$ 527
Interest payable, percentage	0.20
Due to related party	$ 264
Interest accrued on the loan	40
Rasna Therapeutics Inc [Member]
Statement Line Items [Line Items]
Payroll and rent charged	5
Gensignia Lifesceinecs Inc [Member]
Statement Line Items [Line Items]
Payroll and rent charged	$ 320